10. Share-Based Compensation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation	$ 233,940	$ 406,194	$ 1,431,787	$ 1,793,093
Employee Stock Options [Member]
Share-based compensation	$ 200,000	$ 400,000
Options granted	0	0	100,000	700,000
Weighted average grant date fair value			$ 2.63	$ 2.70
Options exercised	0	0	0	0
Options vested			524,540	340,930
Fair value of options vested			$ 1,600,000	$ 1,900,000
Unrecognized compensation expense			$ 1,000,000
Unrecognized compensation expense recognition period			1 year 3 months 19 days
Restricted Stock Units (RSUs) [Member]
Options granted	0	0
Other than options granted			0	50,000
Vesting period				3 years
Other than options, grant date fair value per share				$ 2.11
Other than options, shares vested			16,667
Other than options, shares expired			0
Non Employee Stock Options [Member]
Share-based compensation	$ 0	$ 9,000	$ 36,000	$ 100,000
Options granted	0	10,000	10,000	0
Weighted average grant date fair value			$ 1.73
Options exercised	0	0		0
Options vested			10,000	10,101
Fair value of options vested			$ 36,000	$ 100,000
Common Stock Awards [Member]
Share-based compensation	$ 17,000	$ 17,000	$ 100,000	$ 100,000
Other than options granted	8,219	8,094	26,000	41,800
Other than options, shares outstanding			88,817	62,817	29,790
JSOP [Member]
Share-based compensation			$ 0	$ 0
Other than options, shares outstanding			300,000	300,000
Extend Expiry Dates [Member]
Incremental compensation expense				$ 4,000
Post Termination Modifications [Member]
Incremental compensation expense				$ 200,000